Long-term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Long-term borrowings:
Long-term borrowings	¥ 3,000	¥ 1,546		$ 423
Interest expenses	24	¥ 52	¥ 0
Long term debt
Long-term borrowings:
Principal amount	3,000
Loan 1 | Shenzhen Qianhai Weizhong Bank corporation | Long term debt
Long-term borrowings:
Principal amount	¥ 3,000
Interest rate per annum	3.45%			3.45%